Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 1,126,695	¥ 765,802
Perpetual Subordinated Bonds [Member]
Statement [Line Items]
Perpetual subordinated bonds	1,106,695	755,802
Perpetual Subordinated Borrowings [Member]
Statement [Line Items]
Perpetual subordinated bonds	¥ 20,000	¥ 10,000